Summary of Changes in Fair Value of Plan Assets (Detail) (UK Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013
UK Plan
Change in UK Plan assets:
Beginning Balance	$ 261.1	$ 236.0
Actual return on UK Plan assets	13.1	22.1
Employer contributions	4.9	13.7
Members' contributions	0.7	0.5
Benefits paid	(9.3)	(10.9)
Foreign currency changes	12.1	(0.3)
Ending Balance	$ 282.6	$ 261.1